WBK STRYPES TRUST

                        FINANCIAL STATEMENTS FOR THE YEAR

                     ENDED DECEMBER 31, 1998 AND THE PERIOD

                  OCTOBER 6, 1997 (COMMENCEMENT OF OPERATIONS)

             TO DECEMBER 31, 1997, AND INDEPENDENT AUDITORS' REPORT

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                               TABLE OF CONTENTS



INDEPENDENT AUDITORS' REPORT..................................................1

FINANCIAL STATEMENTS FOR THE YEAR ENDED
     DECEMBER 31, 1998 AND THE PERIOD OCTOBER
     6, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997:

         Statement of Net Assets..............................................2

         Schedule of Investments..............................................3

         Statement of Operations..............................................4

         Statement of Changes in Net Assets...................................5

         Notes to Financial Statements......................................6-8

         Financial Highlights.................................................9

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INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
WBK STRYPES Trust:

We have audited the accompanying statement of net assets, including the schedule of investments, of WBK STRYPES Trust as of December 31, 1998, the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the year ended December 31, 1998 and the period October 6, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WBK STRYPES Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Princeton, New Jersey
July 6, 1999

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WBK STRYPES TRUST

STATEMENT OF NET ASSETS
December 31, 1998


ASSETS:


  Investments, at value (amortized cost $900,958,432) (Notes 2, 4, and 8)                             $1,036,561,268

  Cash                                                                                                       584,923

  Deferred organizational costs, net of
     accumulated amortization of $5,565 (Note 2)                                                               8,435
                                                                                                       -------------

         Total Assets                                                                                  1,037,154,626

LIABILITIES

Accounts payable and accrued expenses                                                                        312,139

         Net Assets                                                                                   $1,036,842,487

COMPOSITION OF NET ASSETS

Structured  Yield  Product  Exchangeable  for Stock  ("STRYPES"),  no par value;
  $888,086,609 32,840,000 shares issued and outstanding (Note 9)

Net unrealized appreciation of investments                                                               135,602,836

Undistributed net investment income                                                                       13,153,042

                               Net Assets                                                             $1,036,842,487

                               Net Asset value per STRYPES                                            $        31.57
                                                                                                     ===============


See Notes to Financial Statements.

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WBK STRYPES TRUST

SCHEDULE OF INVESTMENTS
December 31, 1998


                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost
UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                             $25,737,000         02/15/99         $25,599,549          $25,554,414
  United States Treasury Strips                              25,737,000         05/15/99         25,309,251            25,198,691
  United States Treasury Strips                              25,737,000         08/15/99         25,025,114            24,835,384
  United States Treasury Strips                              25,737,000         11/15/99         24,751,788            24,474,565
  United States Treasury Strips                              25,737,000         02/15/00         24,467,022            24,117,695
  United States Treasury Strips                              25,737,000         05/15/00         24,186,549            23,780,525
  United States Treasury Strips                              25,737,000         08/15/00         23,915,351            23,424,687
  United States Treasury Strips                              25,737,000         11/15/00         23,647,413            23,076,184
                                                             ----------                          ----------            ----------
                                                           $205,896,000                        $196,902,037          $194,462,145
                                                           ============                        ============          ============
FORWARD PURCHASE CONTRACT:
Westpac Banking Corporation Ordinary Shares Forward                             11/15/00         839,659,231          706,496,287
                                                                                                 -----------          -----------
Purchase Agreement
                  Total                                                                        $1,036,561,268        $900,958,432
                                                                                               ==============        ============


See Notes to Financial Statements.

WBK STRYPES TRUST

STATEMENT OF OPERATIONS
December 31, 1998


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                             $13,658,523

EXPENSES:


Administrative fees and expenses            $36,918
Legal fees                                    27,287
Accounting fees                               28,571
Mailing expense                               14,446
Trustees fees                                 11,556
Other expenses                                20,820
Amortization of deferred organizational costs        4,494

Total fees and expenses                                                                              144,092

Net Investment Income                                                                              13,514,431

Net decrease in unrealized appreciation of investments                                             25,845,378
                                                                                                  -----------


Net decrease in net assets resulting from operations                                             $ 39,359,809
                                                                                                 ============



See Notes to Financial Statements.

WBK STRYPES TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                              For the Period from
                                                                                                                October 6, 1997
                                                                                          Year                 (commencement of
                                                                                          Ended                 operations) to
OPERATIONS                                                                          December 31, 1998          December 31, 1997
     Net investment income                                                               $13,514,431             $   3,789,712
     Net change in unrealized appreciation of investments                                 25,845,378               109,757,458
------------------------------------------------------------------------------------------------------------ ---------------------
                Net increase in net assets from operations                                39,359,809               113,547,170
                                                                                          ----------               -----------

DIVIDENDS AND DISTRIBUTIONS:
     Net investment income                                                                (4,086,310)                  (64,791)
     Return of capital                                                                   (98,867,090)              (11,088,658)
------------------------------------------------------------------------------------------------------------ ---------------------
                Net decrease in net assets from dividends and distributions             (102,953,400)              (11,153,449)
------------------------------------------------------------------------------------------------------------ ---------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):
     Gross proceeds from the sale of 32,839,997 STRYPES                                           --             1,029,533,906
     Less selling commission                                                                      --               (30,902,437)
     Less offering expenses                                                                       --                  (589,212)
                                                                                                             ---------------------
------------------------------------------------------------------------------------------------------------
                Net increase in net assets from capital share transactions                        --               998,042,257
------------------------------------------------------------------------------------------------------------ ---------------------
                Total (decrease) increase in net assets for the period                   (63,593,591)            1,100,435,978
                Net assets, beginning of period                                        1,100,436,078                       100
------------------------------------------------------------------------------------------------------------ ---------------------
                Net assets, end of period                                             $1,036,842,487            $1,100,436,078
------------------------------------------------------------------------------------------------------------ ---------------------


See Notes to Financial Statements.

WBK STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD
OCTOBER 6, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

Note 1.  Organization

WBK STRYPES Trust ("Trust") was established on March 14, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Ordinary Shares ("Reference Property") of Westpac Banking Corporation ("Westpac"), an Australian corporation, with an existing shareholder of Westpac (the "Contracting Stockholder"). The Reference Property is deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

Valuation of Investments
The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment Transactions
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational Expenses

Organizational expenses of $14,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust, in accordance with Statement of Position 98-5.

Note 3. Dividends and Distributions

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.135 per annum or $0.78375 per quarter (except for the first distribution on November 15, 1997 which was $0.33963). Distributions are payable quarterly and commenced November 15, 1997.

Note 4. Purchases and Sales of Investments

Maturities of U.S. Treasury Strips for the year ended December 31, 1998 and the period ended December 31, 1997 totaled $102,948,000 and $11,153,000, respectively. There were no sales of such investments during either period. Purchase of the forward purchase contract and the U.S. Treasury Strips during the year ended December 31, 1998 and the period ended December 31, 1997 totaled $706,496,287 and $291,080,565, respectively.

Note 5. Trustees Fees

Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed on a straight-line basis over the life of the Trust. For the year ended December 31, 1998, the Trust had expensed $14,311 of such fees.

Note 6. Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of December 31, 1998, net unrealized appreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $135,602,836, consisting of gross unrealized appreciation of $135,602,836 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $900,958,432 at December 31, 1998.

Note 7. Expenses

The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations are $1,038,068. All expenses are being paid from proceeds received from the offering of the STRYPES. Of this amount, $603,212 represents offering expenses ($589,212) and organizational expenses ($14,000) incurred by the Trust. The remaining amount of $434,856 represents estimated administrative and other operating expenses. Expenses incurred in excess of this amount will be paid by the Contracting Stockholder. At December 31, 1998, the Trust had paid $344,702 relating to offering and organizational expenses. In addition, $119,244 had been paid by the Trust for current and prepaid administrative and other operating expenses.

Note 8. Forward Purchase Contract

On October 6, 1997, the Trust entered into a forward purchase contract with an existing stockholder of Westpac (the "Contracting Stockholder") and paid to the Contracting Stockholder $706,496,287, less $1,000,000 being held in escrow, in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified amount of Reference Property (initially defined as five Ordinary Shares) on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 89.68% and 100% of the Reference Property. See the Trust's original prospectus dated September 30, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at December 31, 1998 is as follows:


                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
Westpac Banking Corporation Ordinary
         Shares Forward Purchase Agreement    11/15/00          $706,496,287       $839,659,231       $133,162,944
============================================= ================= ================== ================== ==================

Note 9.  Capital Share Transactions

On September 24, 1997 one STRYPES was sold to the underwriter of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 32,839,997 STRYPES to the public and received net proceeds of $998,042,257 ($1,029,533,906 net of sales commission of $30,902,437 and offering costs of $589,212). As of December 31, 1998 and 1997, there were 32,840,000 STRYPES issued and outstanding with an aggregate cost, net of sales commissions, offering costs and return of capital, of $888,086,609 and $986,953,699, respectively.

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WBK STRYPES TRUST

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                               For the Period
                                                                                               October 6, 1997
                                                                          Year Ended          (Commencement of
                                                                         December 31,          Operations) to
                                                                             1998             December 31, 1997
                                                                       -----------------    ----------------------
Per Share Operating Performance for a STRYPES
outstanding throughout the period

Investment income                                                            $0.41                   $0.12
Adjustments to capital (offering expenses)                                    0.00                   (0.02)
Distributions from income                                                    (0.13)                  (0.00)
Return of capital                                                            (3.01)                  (0.34)
Unrealized gain (loss) on investments                                         0.79                    3.34
                                                                       -----------------    ----------------------
Net increase (decrease) in net asset value                                   (1.94)                   3.10
Beginning net asset value                                                    33.51                   30.41
                                                                       -----------------
                                                                                            ----------------------
Ending net asset value                                                      $31.57                  $33.51
                                                                       =================    ======================
Ending market value                                                         $31.56                  $33.50
                                                                       =================    ======================

Total investment return based on market value                                 3.73%                   7.96%
Ratios/Supplemental data
Ratio of expenses to average net assets                                       0.01%                    .01%  (1)
Ratio of net investments income to average net assets                         1.28%                   1.50%  (1)
Net assets, end of period (in thousands)                                  $1,036,842            $ 1,100,436

(1) Annualized